Income Taxes (Details) - Schedule of net deferred tax assets - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Schedule Of Net Deferred Tax Assets Abstract [Abstract]
Deferred tax asset	$ 573,282
Mark-to-Market Adjustments
Startup/Organizational Costs	27,218	20
Net operating loss carryforwards	4,908	95
Total deferred tax assets	605,408	115
Valuation Allowance	(605,408)	(115)
Deferred tax asset, net of allowance